Offerings - Offering: 1	Mar. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	2,250,000
Proposed Maximum Offering Price per Unit	3.69
Maximum Aggregate Offering Price	$ 8,302,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,146.58
Offering Note	This Registration Statement registers for issuance the remaining 2,250,000 shares of common stock of JX Luxventure Group Inc. (the “Company”) available under the Company’s 2026 Equity Incentive Plan (the “2026 Plan”). In accordance with Rule 416 under the Securities Act, this Registration Statement also covers an indeterminate number of additional shares of common stock of the Company that become issuable under the 2026 Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction that results in an increase in the number of outstanding shares of common stock of the Company.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low sales prices of the common stock of the Company quoted on the Nasdaq Capital Market on February 25, 2026.